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Silver, Freedman, Taff & Tiernan LLP
A Limited Liability Partnership Including Professional Corporations

3299 K STREET, N.W., SUITE 100 WASHINGTON, D.C. 20007 (202) 295-4500 WWW.SFTTLAW.COM

July 8, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:
Enclosed for filing is the Registration Statement on Form S-3 of Great Southern Bancorp, Inc., a Maryland corporation, relating to the offering and sale from time to time, pursuant to Rule 415 under the Securities Act of 1933, as amended, of the following securities with an aggregate initial offering price of up to $250,000,000: debt securities (which may be senior or subordinated); common stock; preferred stock; depositary shares; purchase contracts; warrants; rights; and units.
Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4525 or Martin L. Meyrowitz, P.C. at (202) 295-4527.

Sincerely,

/s/ Craig M. Scheer, P.C.
Craig M. Scheer, P.C.

Enclosure

cc:	Rex A. Copeland
Martin L. Meyrowitz, P.C.